FINANCIAL ASSETS HELD FOR TRADING / TRADING INVESTMENTS	12 Months Ended
Dec. 31, 2018
Financial Assets Held For Trading Trading Investments
FINANCIAL ASSETS HELD FOR TRADING / TRADING INVESTMENTS

NOTE 06

FINANCIAL ASSETS HELD FOR TRADING / TRADING INVESTMENTS

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	22,947	272,272
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	48,211	209,370
Subtotal	71,158	481,642

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	-	-
Other Chilean securities	-	-
Subtotal	-	-

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	5,883	-
Subtotal	5,883	-

Investments in mutual funds
Funds managed by related entities	-	4,094
Funds managed by others	-	-
Subtotal	-	4,094

Total	77,041	485,736

As of December 31, 2018 and 2017, there were no trading investments sold under contracts to resell to clients or financial institutions.